Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000246525
Shareholder Report [Line Items]
Fund Name	Counterpoint Quantitative Equity ETF
Trading Symbol	CPAI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Counterpoint Quantitative Equity ETF for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-509-2775
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-509-2775
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Counterpoint Quantitative Equity ETF	$37	0.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 65,576,358
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 95,896
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$65,576,358
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$95,896
Portfolio Turnover	158%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Real Estate	1.9%
Utilities	2.0%
Industrials	4.1%
Health Care	6.0%
Financials	8.0%
Consumer Discretionary	9.8%
Consumer Staples	10.2%
Communications	11.8%
Energy	20.3%
Technology	25.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Philip Morris International, Inc.	2.1%
Sprouts Farmers Market, Inc.	2.1%
AMN Healthcare Services, Inc.	2.1%
Comstock Resources, Inc.	2.1%
Expand Energy Corporation	2.1%
McKesson Corporation	2.1%
United Natural Foods, Inc.	2.1%
Targa Resources Corporation	2.1%
BellRing Brands, Inc.	2.0%
Baker Hughes Company	2.0%

C000216396
Shareholder Report [Line Items]
Fund Name	Counterpoint High Yield Trend ETF
Trading Symbol	HYTR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Counterpoint High Yield Trend ETF for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-509-2775
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-509-2775
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Counterpoint High Yield Trend ETF	$30	0.60%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 117,848,563
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 83,975
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$117,848,563
Number of Portfolio Holdings	4
Advisory Fee (net of waivers)	$83,975
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	76.1%
Money Market Funds	23.9%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-31.4%
Collateral for Securities Loaned	31.5%
Fixed Income	99.9%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	39.9%
iShares iBoxx High Yield Corporate Bond ETF	30.1%
SPDR Bloomberg High Yield Bond ETF	29.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information you may review the Fund's prospectus, which we expect to be available by February 1, 2026 or upon request at 1-844-509-2775.

Effective October 30, 2024, the Fund changed its primary listing exchange from NYSE Arca, Inc. to the NYSE.